Note 17 - Fair Value Disclosure Measurements (Details) - Additional Quantitative Information About Assets Measured at Fair Value on Non-Recurring Basis (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans (in Dollars)	$ 17,158		$ 17,600
	Appraisal of collateral (1)	[1]
Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans (in Dollars)	$ 2,698		$ 1,846
	Appraisal of collateral (1), (3)	[1],[2]
Appraisal Adjustments [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	0.00%
Appraisal Adjustments [Member] | Minimum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	0.00%
Appraisal Adjustments [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	(68.00%)
Appraisal Adjustments [Member] | Maximum [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	(10.00%)
Appraisal Adjustments [Member] | Weighted Average [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	(30.00%)
Appraisal Adjustments [Member] | Weighted Average [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	(7.50%)
Liquidation Expenses [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	0.00%
Liquidation Expenses [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	(45.80%)
Liquidation Expenses [Member] | Weighted Average [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	(2.10%)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Includes qualitative adjustments by management and estimated liquidation expenses.